UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PFPC Inc.

103 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Thomas John Holton

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

registrant's telephone number, including area code: 212-838-3830

Date of fiscal year end: June 30, 2007

Date of reporting period: December 31, 2006

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT	December 31, 2006

Dear Fellow Shareholder:

The U.S. stock markets proved resilient once again in 2006, particularly in the second half. In the face of numerous concerns about inflation, interest rates, energy prices, Iraq and a substantial mid-year sell off, nearly all of the major indices posted robust returns. The real catalyst continues to be strong corporate earnings growth. Third quarter earnings for the S&P 500 were up 20%, the 18th consecutive quarter of double digit growth for the index. More importantly, earnings growth for the second half of 2006 has been substantially ahead of what investors initially expected. The persistence of strong earnings growth has kept forward earnings multiples reasonable in the mid-teens and goes a long way to explaining the continued outperformance of smaller capitalization stocks. Recent data points show the economy has slowed in the second half of 2006, but this has yet to negatively impact corporate earnings. The much publicized fall off in housing and continued difficulties in the auto industry have been more than offset by strength elsewhere. Additionally, many industries have been able to achieve favorable pricing and operating leverage, even with lingering commodity cost pressures. Private equity activity has also added fuel to this performance, although most premiums have been modest.

Many of the issues that confronted investors in 2006 remain. U.S. involvement in Iraq will be entering its fifth year and there is still no clear path to our withdrawal without leaving behind further regional instability. Domestically, while some data indicate that housing may be stabilizing, tough comparisons to prior years will most likely result in the sector remaining a drag on economic growth. Corporate governance is also at the forefront with continued options backdating investigations and excessive CEO pay packages both contributing to a record number of CEO changes at U.S. public companies in 2006. We believe that these types of developments are favorable for the CRM investment approach. The market correction in the Spring of 2006 was viewed as a “re-pricing of risk” and yet nearly all asset classes strongly recovered by year end. For example, credit spreads remain tight and emerging equity markets were the best performers. Credit losses remain extremely low. We expect credit losses to begin reverting toward historical norms, particularly with consumer credit. We believe that the Amaranth episode remained an isolated event, but a future hedge fund accident in a more “crowded” trade could result from a future risk management failure.

Merger and acquisition activity set a new record in 2006 at $3.79 trillion in global transactions, of which $700 billion was led by private equity. We believe that all of the ingredients for a robust M&A environment have fallen into place and we expect this trend to continue as capital is relatively inexpensive and readily available. Valuations of public companies are quite reasonable, particularly for larger companies that are increasingly being targeted by “clubs” of private equity buyers who face little or no competition for their targets. There is clearly

1	CRM Funds

more leverage being employed today in these transactions as compared to a few years ago and many of these companies may become part of the distressed opportunities down the road. We believe that nearer term risk is a failed financing of a large bridge loan or some other “financial accident” that creates a chill over the capital markets.

Looking forward, the economy has shown consistent strength and first quarter estimates for GDP have been recently raised. This has caused many prognosticators to predict that Federal Reserve Board rate cuts will not occur until the second half of 2007, or at least until there are visible signs of more sustained economic slowing. Given reasonable valuations, strong balance sheets and managements who generally are quick to take cost reduction actions, we would expect any dislocation to be modest. The weekly anticipation over the next string of acquisition announcements is also an important backstop. We believe that the CRM Funds are well positioned with company specific drivers that will result in superior shareholder returns. Aggressive cost programs, portfolio repositioning, strong product cycles and the redeployment of free cash flow are consistent themes across many industries represented by securities in the CRM Funds. Each new year presents its own unique and unforeseen challenges. Our investment approach embraces change and market uncertainties and we have no doubt that new and exciting investment opportunities will continue to present themselves during the course of 2007.

Finally, we are proud to announce our new CRM Funds website at www.crmfunds.com. Here you will find greater detail on the CRM Funds, along with an investor log-in section that provides access to account information. As always, we welcome any comments from our shareholders.

Sincerely,

CRM Funds

Ronald H. McGlynn	Jay B. Abramson
President	President
CRM Mutual Fund Trust	Cramer Rosenthal McGlynn, LLC

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by PFPC Distributors, Inc., King of Prussia, PA 19406

2	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return.    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return.    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period July 1, 2006 to December 31, 2006

Expense Table

	Beginning Account Value 7/01/06	Ending Account Value 12/31/06	Annualized Expense Ratio	Expenses Paid During Period[1]
Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,101.00	1.12%	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.56	1.12%	$5.70

Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,102.20	0.87%	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.82	0.87%	$4.43

3	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

	Beginning Account Value 7/01/06	Ending Account Value 12/31/06	Annualized Expense Ratio	Expenses Paid During Period[1]
Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,126.50	1.46%	$7.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	1.46%	$7.43

Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,126.80	1.21%	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.11	1.21%	$6.16

Small/Mid Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$1,045.30	1.71%	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	1.71%	$8.69

Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,112.00	1.08%	$5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.76	1.08%	$5.50

Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,113.30	0.83%	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.02	0.83%	$4.23

Mid/Large Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,112.70	1.50%	$7.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	1.50%	$7.63

Mid/Large Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,113.70	1.25%	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	1.25%	$6.36

Mid/Large Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$1,028.50	1.75%	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.38	1.75%	$8.89

All Cap Value Fund - Investor Shares[2]
Actual Fund Return	$1,000.00	$1,029.90	1.50%	$2.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	1.50%	$7.63

All Cap Value Fund - Institutional Shares[2]
Actual Fund Return	$1,000.00	$1,030.30	1.25%	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	1.25%	$6.36

All Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$1,029.40	1.75%	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.38	1.75%	$8.89

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[2]

Commenced operations on October 24, 2006. For purposes of the “Hypothetical 5% Return”, the annualized expense ratio was applied to the period July 1, 2006 through December 31, 2006. The “Actual Fund Return” information reflects the performance since inception.

4	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

PORTFOLIO HOLDINGS

December 31, 2006

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments.

Small Cap Value Fund
Common Stock
Manufacturing	26.8%
Wholesale & Retail Trade	16.9%
Finance & Insurance	11.4%
Electric, Gas, Water & Utilities	5.6%
Healthcare	4.8%
Services	4.8%
Oil & Gas	4.7%
Technology	3.1%
Real Estate	3.0%
Business Services	2.8%
Transportation	2.8%
Computer Services	2.3%
Aerospace & Defense	2.2%
Consumer Products	1.9%
Information Technology	1.7%
Entertainment & Leisure	1.5%
Computer Services & Software	1.0%
Short-Term Investments	2.7%

100.0%

Small/Mid Cap Value Fund
Common Stock
Manufacturing	30.7%
Finance & Insurance	12.6%
Oil & Gas	11.3%
Aerospace & Defense	9.0%
Healthcare	8.1%
Electric, Gas, Water & Utilities	7.2%
Wholesale & Retail Trade	6.4%
Services	5.2%
Computer Services	4.3%
Consumer Products	1.8%
Real Estate	1.1%
Computer Services & Software	1.0%
U.S. Treasury Obligations	1.3%

100.0%

Mid Cap Value Fund
Common Stock
Manufacturing	26.8%
Finance & Insurance	18.3%
Electric, Gas, Water & Utilities	10.5%
Oil & Gas	10.5%
Healthcare	9.7%
Wholesale & Retail Trade	6.3%
Services	6.2%
Aerospace & Defense	2.5%
Computer Services & Software	1.5%
Consumer Products	1.0%
Exchange-Traded Funds	1.8%
Short-Term Investments	2.8%
U.S. Treasury Obligations	2.1%

100.0%

Mid/Large Cap Value Fund
Common Stock
Manufacturing	22.2%
Finance & Insurance	12.6%
Oil & Gas	9.5%
Healthcare	9.3%
Wholesale & Retail Trade	7.0%
Electric, Gas, Water & Utilities	6.1%
Services	5.1%
Consumer Products	4.9%
Aerospace & Defense	4.2%
Computer Services	4.2%
Insurance	2.1%
Consumer Discretionary	1.7%
Medical Supplies & Equipment	1.5%
Computer Services & Software	1.1%
Exchange-Traded Funds	1.9%
Short-Term Investments	4.2%
U.S. Treasury Obligations	2.4%

100.0%

5	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Continued)

All Cap Value Fund
Common Stock
Manufacturing	24.3%
Finance & Insurance	15.2%
Healthcare	6.5%
Wholesale & Retail Trade	6.5%
Oil & Gas	6.2%
Services	5.1%
Electric, Gas, Water & Utilities	3.5%
Computer Services	3.3%
Entertainment & Leisure	2.4%
Technology	2.2%
Consumer Products	2.0%
Aerospace & Defense	1.9%
Consumer Discretionary	1.9%
Retail and Merchandising	1.9%
Exchange-Traded Funds	4.0%
Short-Term Investments	3.4%
U.S. Treasury Obligations	9.7%

100.0%

QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (the “SEC”) for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC’s website at http://www.sec.gov, or they may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

6	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006 (Unaudited)

Shares		Market Value
Common Stock (97.3%)
Aerospace & Defense (2.2%)
364,887	DRS Technologies, Inc.[2]	$ 19,222,247

Business Services (2.8%)
1,064,000	Korn/Ferry International[1]	24,429,440

Computer Services (2.3%)
454,300	Checkpoint System, Inc.[1]	9,176,860
571,489	Insight Enterprises, Inc.[1]	10,783,997

		19,960,857

Computer Services & Software (1.0%)
432,000	Emulex Corp.[1]	8,428,320

Consumer Products (1.9%)
1,163,550	Playtex Products, Inc.[1]	16,743,485

Electric, Gas, Water, & Utilities (5.6%)
265,223	AGL Resources, Inc.	10,319,827
416,164	El Paso Electric Co.[1]	10,141,917
672,600	Pike Electric Corp.[1,2]	10,983,558
603,271	Southern Union Co.[2]	16,861,424

		48,306,726

Entertainment & Leisure (1.5%)
924,700	Callaway Golf Co.[2]	13,324,927

Finance & Insurance (11.4%)
Commercial Banks (1.5%)
260,800	Webster Financial Corp.	12,706,176

Financial Services (3.2%)
326,800	Investors Financial Service Corp.[2]	13,944,556
342,950	Stifel Financial Corp.[1]	13,453,929

		27,398,485

Insurance Carriers (3.2%)
2,114,750	American Equity Investment Life Holdings Co.[2]	27,555,192

Savings, Credit, & Other Financial Institutions (3.5%)
389,789	Capital Corp of the West	12,508,329
196,703	Glacier Bancorp, Inc.	4,807,421
577,400	Placer Sierra Bancshares[1,2]	13,724,798

		31,040,548

Total Finance & Insurance		98,700,401

Healthcare (4.8%)
Health Care Providers & Service (1.0%)
810,350	Five Star Quality Care, Inc.[1]	9,035,403

Healthcare (1.0%)
196,300	Haemonetics Corp.[1]	8,837,426

Healthcare-Services (1.0%)
247,900	Sierra Health Services, Inc.[1]	8,934,316

Healthcare-Supplies (1.8%)
313,550	Edwards Lifesciences Corp.[1]	14,749,392

Total Healthcare		41,556,537

Shares		Market Value
Information Technology (1.7%)
1,864,100	Bearingpoint, Inc.[1,2]	$ 14,670,467

Manufacturing (26.8%)
Chemical & Allied Products (4.6%)
323,815	Airgas, Inc.	13,120,984
570,659	Compass Minerals International, Inc.	18,009,998
410,300	Ferro Corp.	8,489,107

		39,620,089

Containers & Packaging (1.6%)
117,237	Greif, Inc. — Class A	13,880,861

Diversified Manufacturing Industries (2.3%)
926,200	Barnes Group, Inc.[2]	20,144,850

Food & Beverage (2.5%)
677,100	Lance, Inc.	13,596,168
156,778	Ralcorp Holdings, Inc.[1]	7,978,432

		21,574,600

Furniture (2.1%)
810,400	Knoll, Inc.	17,828,800

Misc. Electrical Machinery, Equipment, & Supplies (2.0%)
332,931	Regal Beloit Corp.	17,482,207

Misc. Industrial Machinery & Equipment (5.3%)
608,200	Acco Brands Corp.[1,2]	16,099,054
738,594	Kaydon Corp.[2]	29,351,725

		45,450,779

Misc. Manufacturing Industries (2.6%)
178,800	Greatbatch, Inc.[1]	4,813,296
350,300	Oxford Industries, Inc.	17,392,395

		22,205,691

Semiconductors (2.0%)
1,090,300	Integrated Device Technology, Inc.[1]	16,877,844

Telecommunications Equipment (1.8%)
1,258,867	Journal Communications, Inc. — Class A	15,874,313

Total Manufacturing		230,940,034

Oil & Gas (4.7%)
536,330	Pride International, Inc.[1,2]	16,095,263
901,945	Range Resources Corp.	24,767,410

		40,862,673

Real Estate Investment Trusts (3.0%)
846,505	Highland Hospitality Corp.	12,062,696
779,600	Omega Healthcare Investors, Inc.	13,814,512

		25,877,208

Services (4.8%)
Business Services (2.4%)
511,415	G & K Services, Inc.	19,888,929

See accompanying notes.	7	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2006 (Unaudited)

Shares		Market Value
Services (continued)
Commercial Services (1.4%)
571,350	Commercial Vehicle Group, Inc.[1]	$ 12,455,430

Sanitary Services (1.0%)
720,360	Casella Waste Systems, Inc.[1]	8,810,003

Total Services		41,154,362

Technology (3.1%)
4,289,113	SkillSoft PLC, ADR[1,3]	26,635,392

Transportation (2.8%)
Marine (1.6%)
419,120	Kirby Corp.[1]	14,304,566

Trucking (1.2%)
580,600	Vitran Corporation, Inc.[1]	10,085,022

Total Transportation		24,389,588

Wholesale & Retail Trade (16.9%)
Retail Apparel & Accessory Stores (5.9%)
1,402,400	Quiksilver, Inc.[1,2]	22,087,800
622,782	Tween Brands, Inc.[1]	24,867,685
715,100	Wetseal, Inc. — Class A1	4,769,717

		51,725,202

Retail Building Materials (1.5%)
562,704	Interline Brands, Inc.[1]	12,643,959

Retail Eating & Drinking Places (3.4%)
650,650	Applebee’s International, Inc.[2]	16,051,536
486,576	Ruby Tuesday, Inc.[2]	13,351,645

		29,403,181

Specialty Retail Stores (3.2%)
745,900	School Specialty, Inc.[1,2]	27,963,791

Wholesale Miscellaneous (1.4%)
391,300	ScanSource, Inc.[1]	11,895,520

Wholesale-groceries & Related Products (1.5%)
455,700	Performance Group[1,2]	12,595,548

Total Wholesale & Retail Trade		146,227,201

Total Common Stock (Cost $686,912,442)		841,429,865

Par/Shares		Market Value
Short-Term Investments (2.7%)
11,656,427	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$ 11,656,427
11,656,427	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	11,656,427

Total Short-Term Investments (Cost $23,312,854)		23,312,854

Total Investments (100.0%) (Cost $710,225,296)		$864,742,719	[4]

Short-Term Investments Held As Collateral For Loaned Securities[5]
Floating Rate Commercial Paper
$ 1,406,934	Bear Stearns, 5.38%, 1/02/07	$ 1,406,934

Floating Rate Notes
12,459,535	Tango Finance Corp., 5.32%, 1/29/07	12,459,535

Institutional Money Market Trust
126,973,165	Institutional Money Market Trust	126,973,165

Time Deposits
1,742,274	Bank of Montreal, 5.25%, 1/02/07	1,742,274
3,499,584	Barclays, 5.27%, 1/02/07	3,499,584
6,908,539	Deutsche Bank, 4.75%, 1/02/07	6,908,539
2,620,930	National Bank of Canada, 5.32%, 1/02/07	2,620,930

		14,771,327

Yankee Certificate of Deposit
15,319,177	CIBC Yankee, 5.32%, 1/29/07	15,319,177

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $170,930,138)		$170,930,138

[1]	Non-incoming producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	At December 31, 2006, the market value of securities on loan for the Small Cap Value Fund was $163,123,954.
[5]	The investments held as collateral on loaned securities represented 19.8% of the net assets of the Small Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.	8	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006 (Unaudited)

Shares		Market Value
Common Stock (98.7%)
Aerospace & Defense (9.0%)
26,900	DRS Technologies, Inc.[2]	$ 1,417,092
31,000	Esterline Technologies Corp.[1]	1,247,130
35,300	Goodrich Corp.[2]	1,607,915
33,600	Moog, Inc. — Class A1	1,283,184

		5,555,321

Computer Services (4.3%)
25,300	CACI International, Inc. — Class A1	1,429,450
68,740	Parametric Technology Corp.[1]	1,238,695

		2,668,145

Computer Services & Software (1.0%)
32,000	Emulex Corp.[1]	624,320

Consumer Products (1.8%)
23,100	Central Garden & Pet Co.[1]	1,118,502

Electric, Gas, Water, & Utilities (7.2%)
32,400	Agere Systems, Inc.[1,2]	621,108
15,600	AGL Resources, Inc.	606,996
81,400	CMS Energy Corp.[1,2]	1,359,380
45,580	Southern Union Co.[2]	1,273,961
16,400	Southwestern Energy Co.[1,2]	574,820

		4,436,265

Finance & Insurance (12.6%)
Commercial Banks (2.9%)
13,800	Associated Banc-Corp.[2]	481,344
26,900	Webster Financial Corp.	1,310,568

		1,791,912

Insurance Carriers (4.2%)
17,900	MBIA, Inc.[2]	1,307,774
25,700	Protective Life Corp.	1,220,750

		2,528,524

Savings, Credit, & Other Financial Institutions (3.9%)
16,675	Brookfield Asset Management, Inc. — Class A	803,402
36,200	People’s Bank[2]	1,615,244

		2,418,646

Security & Commodity Brokers, Dealers, & Services (1.6%)
43,800	E*TRADE Financial Corp.[1]	981,996

Total Finance & Insurance		7,721,078

Healthcare (8.1%)
Healthcare (1.1%)
19,300	Sierra Health Services, Inc.[1]	695,572

Healthcare-Supplies (7.0%)
13,100	C.R. Bard, Inc.	1,086,907
16,300	Dade Behring Holdings, Inc.	648,903
20,700	Edwards Lifesciences Corp.[1]	973,728
23,500	Millipore Corp.[1,2]	1,565,100

		4,274,638

Total Healthcare		4,970,210

Shares		Market Value
Manufacturing (30.7%)
Biotechnology (0.9%)
25,400	Cambrex Corp.	$ 577,088

Building Materials & Components (3.0%)
69,400	Goodman Global, Inc.[1]	1,193,680
12,400	NCI Building Systems, Inc.[1]	641,700

		1,835,380

Chemical & Allied Products (5.2%)
17,000	Airgas, Inc.	688,840
22,700	Cytec Industries, Inc.[2]	1,282,777
47,200	Rockwood Holdings, Inc.[1]	1,192,272

		3,163,889

Containers & Packaging (2.9%)
38,000	Ball Corp.[2]	1,656,800
7,500	Owens Illinois, Inc.[1,2]	138,375

		1,795,175

Diversified Manufacturing Industries (2.0%)
16,050	Carlisle Cos., Inc.[2]	1,259,925

Diversified-Industrial Products (2.4%)
26,500	Armor Holdings, Inc.[1,2]	1,453,525

Electronic Components & Equipment (4.7%)
14,000	Amphenol Corp. — Class A	869,120
47,800	NCR Corp.[1,2]	2,043,928

		2,913,048

Food & Beverage (1.7%)
11,400	McCormick & Co., Inc.	439,584
12,400	Ralcorp Holdings, Inc.[1]	631,036

		1,070,620

Misc. Industrial Machinery & Equipment (3.5%)
46,600	Acco Brands Corp.[2]	1,233,502
23,800	Kaydon Corp.[2]	945,812

		2,179,314

Misc. Manufacturing Industries (1.1%)
13,400	Oshkosh Truck Corp.	648,828

Precision Instruments & Medical Supplies (1.6%)
43,100	PerkinElmer, Inc.	958,113

Semiconductors (1.7%)
71,100	Brooks Automation, Inc.[1]	1,023,840

Total Manufacturing		18,878,745

Oil & Gas (11.3%)
65,400	Dresser-Rand Group, Inc.[1,2]	1,600,338
24,620	Kinder Morgan Management, LLC.[1]	1,124,622
21,600	ONEOK, Inc.	931,392
30,300	Pride International, Inc.[1]	909,303
28,600	Questar Corp.[2]	2,375,230

		6,940,885

Real Estate (1.1%)
12,400	The Saint Joe Co.[2]	664,268

See accompanying notes.	9	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2006 (Unaudited)

Par/Shares		Market Value
Services (5.2%)
Business Services (2.0%)
17,100	Manpower, Inc.[2]	$ 1,281,303

Engineering & R/D Services (1.9%)
26,900	URS Corp.[1]	1,152,665

Printing & Publishing (1.3%)
22,100	R.R. Donnelley & Sons Co.	785,434

Total Services		3,219,402

Wholesale & Retail Trade (6.4%)
Retail Apparel & Accessory Stores (2.1%)
32,000	Tween Brands, Inc.[1]	1,277,760

Retail Eating & Drinking Places (2.0%)
49,100	Applebee’s International, Inc.[2]	1,211,297

Specialty Retail Stores (2.3%)
47,300	Dollar Tree Stores, Inc.[1]	1,423,730

Total Wholesale & Retail Trade		3,912,787

Total Common Stock (Cost $51,208,689)		60,709,928

U.S. Treasury Obligations (1.3%)
$ 200,000	U.S. Treasury Bills, 4.65%, 01/04/07[2]	199,975
200,000	U.S. Treasury Bills, 4.94%, 01/18/07[2]	199,611
200,000	U.S. Treasury Bills, 4.66%, 01/25/07[2]	199,431
50,000	U.S. Treasury Bills, 5.04%, 03/08/07[2]	49,569
100,000	U.S. Treasury Bills, 4.85%, 03/22/07	98,945
50,000	U.S. Treasury Bills, 4.94%, 05/24/07	49,044

Total U.S. Treasury Obligations (Cost $796,345)		796,575

Total Investments (100.0%) (Cost $52,005,034)		$61,506,503	[3]

Par/Shares		Market Value
Short-Term Investments Held As Collateral for Loaned Securities[4]
Floating Rate Commercial Paper
$ 471,359	Bear Stearns, 5.38%, 01/02/07	$ 471,359

Floating Rate Notes
592,580	Bear Stearns, 5.36%, 01/02/07	592,580
748,368	Tango Financial Corp., 5.32%, 01/29/07	748,368

		1,340,948

Institutional Money Market Trust
16,043,514	Institutional Money Market Trust	16,043,514

Master Note
378,372	Citigroup Variable Rate Master Note, 5.38%, 01/02/07	378,372

Time Deposits
$ 208,569	Bank of Montreal, 5.25%, 01/02/07	208,569
418,938	Barclays Bank, 5.27%, 01/02/07	418,938
778,439	Deutsche Bank, 4.75%, 01/02/07	778,439
313,754	National Bank of Canada, 5.32%, 01/02/07	313,754

		1,719,700

Yankee Certificate of Deposit
1,180,077	CIBC Yankee, 5.32%, 01/29/07	1,180,077

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $21,133,970)		$21,133,970

1	Non-incoming producing security.
2	Security partially or fully on loan.
3	At December 31, 2006, the market value of securities on loan for the Small/Mid Cap Value Fund was $20,334,614.
4	The investments held as collateral on loaned securities represented 34.3% of the net assets of the Small/Mid Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.	10	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006 (Unaudited)

Shares		Market Value
Common Stock (93.3%)
Aerospace & Defense (2.5%)
1,876,500	Goodrich Corp.	$ 85,474,575

Computer Services & Software (1.5%)
967,300	Computer Sciences Corp.[1]	51,624,801

Consumer Products (1.0%)
415,000	Fortune Brands, Inc.[3]	35,436,850

Electric, Gas, Water, & Utilities (10.5%)
437,500	AGL Resources, Inc.	17,023,125
547,800	Allegheny Energy, Inc.[1]	25,149,498
4,190,500	CMS Energy Corp.[1,3]	69,981,350
786,700	Constellation Energy Group[3]	54,180,029
279	Dynegy Inc.[1]	2,020
898,000	FPL Group, Inc.[3]	48,869,160
1,552,200	PG&E Corp.[3]	73,465,626
1,857,100	PPL Corp.	66,558,464
153,500	Southwestern Energy Co.[1]	5,380,175

		360,609,447

Finance & Insurance (18.3%)
Asset Management (3.7%)
2,244,900	Amvescap PLC	55,336,785
1,719,200	Mellon Financial Corp.	72,464,280

		127,801,065

Commercial Banks (2.9%)
1,418,200	Marshall & Ilsley Corp.[3]	68,229,602
510,400	UnionBanCal Corp.	31,262,000

		99,491,602

Financial Services (1.0%)
2,493,000	Hudson City Bancorp, Inc.	34,602,840

Insurance Carriers (3.7%)
1,644,300	Aon Corp.[3]	58,109,562
955,700	MBIA, Inc.[3]	69,823,442

		127,933,004

Savings, Credit, & Other Financial Institutions (3.9%)
997,700	Ameriprise Financial, Inc.	54,374,650
1,133,975	Brookfield Asset Management, Inc. — Class A3	54,634,916
514,200	People’s Bank[3]	22,943,604

		131,953,170

Security & Commodity Brokers, Dealers, & Services (1.5%)
2,267,900	E*TRADE Financial Corp.[1]	50,846,318

State & National Banks (1.6%)
809,700	State Street Corp.	54,606,168

Total Finance & Insurance		627,234,167

Healthcare (9.7%)
Healthcare-Services (1.5%)
963,200	Quest Diagnostic, Inc.	51,049,600

Shares		Market Value
Healthcare (continued)
Healthcare-Supplies (5.2%)
721,400	C.R. Bard, Inc.	$ 59,854,558
871,100	Dade Behring Holdings, Inc.	34,678,491
1,251,000	Millipore Corp.[1,3]	83,316,600

		177,849,649

Pharmaceuticals (3.0%)
644,650	Novo Nordisk	53,912,080
1,274,000	Omnicare, Inc.[3]	49,214,620

		103,126,700

Total Healthcare		332,025,949

Manufacturing (26.8%)
Building Materials & Components (1.9%)
1,401,000	American Standard Cos., Inc.[3]	64,235,850

Chemical & Allied Products (2.6%)
1,093,800	Rohm & Haas Co.[3]	55,915,056
918,700	Syngenta AG, ADR[2,3]	34,120,518

		90,035,574

Containers & Packaging (2.8%)
2,033,900	Ball Corp.[3]	88,678,040
383,700	Owens Illinois, Inc.[1,3]	7,079,265

		95,757,305

Diversified Manufacturing Industries (3.0%)
864,700	Carlisle Cos., Inc.[3]	67,878,950
880,300	Ingersoll Rand, Co., Ltd.	34,446,139

		102,325,089

Diversified-Industrial Products (2.5%)
901,800	Textron, Inc.	84,561,786

Electronic Components & Equipment (4.5%)
756,000	Amphenol Corp. — Class A	46,932,480
2,488,100	NCR Corp.[1,3]	106,391,155

		153,323,635

Food & Beverage (2.1%)
878,800	McCormick & Co., Inc.	33,886,528
1,063,000	Sysco Corp.[3]	39,075,880

		72,962,408

Medical Equipment & Supplies (0.5%)
1,028,400	Boston Scientific Corp.[1]	17,667,912

Metal Products (1.7%)
721,400	Precision Castparts Corp.	56,471,192

Misc. Manufacturing Industries (0.8%)
572,100	Oshkosh Truck Corp.	27,701,082

Precision Instruments & Medical Supplies (1.5%)
2,287,100	PerkinElmer, Inc.	50,842,233

Semiconductors (2.9%)
7,374,300	LSI Logic Corp.[1,3]	66,368,700
1,857,300	STMicroelectronics N.V.[3]	34,174,320

		100,543,020

Total Manufacturing		916,427,086

See accompanying notes.	11	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2006 (Unaudited)

Par/Shares		Market Value
Oil & Gas (10.5%)
1,329,700	ENSCO International, Inc.[3]	$ 66,564,782
1,089,800	Equitable Resources,Inc.[3]	45,499,150
1,181,900	ONEOK, Inc.	50,963,528
1,607,900	Questar Corp.	133,536,095
2,367,700	The Williams Companies, Inc.	61,844,324

		358,407,879

Services (6.2%)
Business Services (5.5%)
2,476,500	First Data Corp.	63,200,280
974,700	Manpower, Inc.	73,034,271
629,300	The Dun & Bradstreet Corp.[1]	52,099,747

		188,334,298

Educational Services (0.7%)
609,800	Apollo Group, Inc. — Class A1,3	23,763,906

Total Services		212,098,204

Wholesale & Retail Trade (6.3%)
Retail Eating & Drinking Places (1.6%)
944,000	Yum! Brands, Inc.[3]	55,507,200

Specialty Retail Stores (2.4%)
2,778,300	Dollar Tree Stores, Inc.[1,3]	83,626,830

Wholesale Miscellaneous (2.3%)
1,646,700	Genuine Parts Co.[3]	78,102,981

Total Wholesale & Retail Trade		217,237,011

Total Common Stock (Cost $2,740,775,883)		3,196,575,969

Exchange-Traded Funds (1.8%)
106,300	iShares Dow Jones U.S. Financial Sector Index Fund[3]	12,542,337
149,600	iShares Russell Midcap Index Fund[3]	14,962,992
97,700	Midcap SPDR Trust Series[3]	14,322,820
92,500	Regional Bank HOLDRs Trust[3]	14,950,775
57,200	streetTRACKS KBW Bank ETF	3,331,900
29,000	streetTRACKS KBW Regional Banking ETF[3]	1,453,480

Total Exchange-Traded Funds (Cost $55,138,045)		61,564,304

Short-Term Investments (2.8%)
48,216,241	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	48,216,241
48,216,242	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	48,216,242

Total Short-Term Investments (Cost $96,432,483)		96,432,483

U.S. Treasury Obligations (2.1%)
$14,000,000	U.S. Treasury Bills, 4.76%, 01/04/07[3]	13,998,264
14,000,000	U.S. Treasury Bills, 4.76%, 01/11/07[3]	13,986,154

Par/Shares		Market Value
U.S. Treasury Obligations (continued)
$14,000,000	U.S. Treasury Bills, 4.92%, 01/18/07[3]	$ 13,972,756
12,000,000	U.S. Treasury Bills, 4.65%, 01/25/07[3]	11,965,884
2,000,000	U.S. Treasury Bills, 4.96%, 02/15/07[3]	1,988,522
2,000,000	U.S. Treasury Bills, 4.91%, 03/01/07	1,984,660
2,500,000	U.S. Treasury Bills, 4.96%, 03/08/07[3]	2,478,445
2,000,000	U.S. Treasury Bills, 4.87%, 03/22/07	1,978,896
2,000,000	U.S. Treasury Bills, 4.96%, 04/12/07[3]	1,973,176
2,500,000	U.S. Treasury Bills, 4.88%, 04/26/07[3]	2,461,690
2,000,000	U.S. Treasury Bills, 4.94%, 05/24/07	1,961,774
2,000,000	U.S. Treasury Bills, 4.87%, 06/14/07	1,956,124

Total U.S. Treasury Obligations (Cost $70,684,247)		70,706,345

Total Investments (100.0%) (Cost $2,963,030,658)		$3,425,279,101	[4]

Short-Term Investments Held As Collateral for Loaned Securities[5]
Floating Rate Commercial Paper
$ 3,747,063	Bear Stearns, 5.38%, 01/02/07	$ 3,747,063
3,112,836	Morgan Stanley, 5.37%, 01/02/07	3,112,836

		6,859,899

Floating Rate Notes
4,316,348	Cullinan Financial Corp., 5.32%, 01/22/07	4,316,348
12,456,279	Tango Financial Corp., 5.32%, 01/29/07	12,456,279

		16,772,627

Institutional Money Market Trust
651,847,541	Institutional Money Market Trust	651,847,541

Master Note
22,775,973	Citigroup Variable Rate Master Note, 5.38%, 01/02/07	22,775,973

Time Deposits
7,963,596	Bank of Montreal, 5.25%, 01/02/07	7,963,596
15,995,915	Barclays Bank, 5.27%, 01/02/07	15,995,915
24,930,617	Deutsche Bank, 4.75%, 01/02/07	24,930,617
11,979,757	National Bank of Canada, 5.32%, 01/02/07	11,979,757

		60,869,885

See accompanying notes.	12	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2006 (Unaudited)

Par		Market Value
Short-Term Investments Held As Collateral for Loaned Securities (continued)
Variable Rate Note
$22,762,046	Bear Stearns, 5.36%, 01/02/07	$ 22,762,046

Yankee Certificate of Deposit
9,958,972	CIBC Yankee, 5.32%, 01/29/07	9,958,972

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $791,846,943)		$791,846,943

[1]	Non-incoming producing security.
[2]	ADR — American Depository Receipt.
[3]	Security partially or fully on loan.
[4]	At December 31, 2006, the market value of securities on loan for the Mid Cap Value Fund was $761,728,133.
[5]	The investments held as collateral on loaned securities represented 23.1% of the net assets of the Mid Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.	13	CRM Funds

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006 (Unaudited)

Shares		Market Value
Common Stock (91.5%)
Aerospace & Defense (4.2%)
19,200	Honeywell International, Inc.	$868,608
12,700	United Technologies Corp.	794,004

		1,662,612

Computer Services (4.2%)
9,400	CACI International, Inc. — Class A1	531,100
32,600	Oracle Corp.[1]	558,764
32,400	Parametric Technology Corp.[1]	583,848

		1,673,712

Computer Services & Software (1.1%)
15,600	Cisco Systems, Inc.[1]	426,348

Consumer Discretionary (1.7%)
16,300	Viacom, Inc. — Class B1	668,789

Consumer Products (4.9%)
16,700	Avon Products, Inc.	551,768
4,800	Fortune Brands, Inc.	409,872
14,900	Procter & Gamble Co.	957,623

		1,919,263

Electric, Gas, Water, & Utilities (6.1%)
9,600	Exelon Corp.	594,144
7,200	FPL Group, Inc.	391,824
18,700	PPL Corp.	670,208
27,400	Southern Union Co.	765,830

		2,422,006

Finance & Insurance (12.6%)
Asset Management (3.1%)
20,100	Mellon Financial Corp.	847,215
6,500	UBS AG	392,145

		1,239,360

Financial Services (6.4%)
13,900	Bank of America Corp.	742,121
15,700	JP Morgan Chase & Co.	758,310
20,500	Schwab, (Charles) Corp.	396,470
26,600	Western Union Co.	596,372

		2,493,273

Savings, Credit, & Other Financial Institutions (2.0%)
6,000	Freddie Mac	407,400
8,000	SLM Corp.	390,160

		797,560

Security & Commodity Brokers, Dealers, & Services (1.1%)
20,200	E*TRADE Financial Corp.[1]	452,884

Total Finance & Insurance		4,983,077

Healthcare (9.3%)
Health Care Providers & Service (1.7%)
8,600	WellPoint, Inc.[1]	676,734

Shares		Market Value
Healthcare (continued)
Healthcare-Services (1.6%)
12,100	Quest Diagnostic, Inc.	$ 641,300

Healthcare-Supplies (3.9%)
8,300	C.R. Bard, Inc.	688,651
12,400	Millipore Corp.[1]	825,840

		1,514,491

Pharmaceuticals (2.1%)
9,400	Roche Holding AG, ADR[2]	840,830

Total Healthcare		3,673,355

Insurance (2.1%)
13,900	Metlife, Inc.	820,239

Manufacturing (22.2%)
Building Materials & Components (1.5%)
13,300	American Standard Cos., Inc.	609,805

Chemical & Allied Products (1.0%)
10,600	Syngenta AG, ADR[2]	393,684

Containers & Packaging (2.2%)
20,200	Ball Corp.	880,720

Diversified-Industrial Products (1.8%)
7,500	Textron, Inc.	703,275

Electronic Components & Equipment (3.1%)
28,600	NCR Corp.[1]	1,222,936

Food & Beverage (5.3%)
13,300	Nestle SA, ADR[2]	1,183,700
15,200	PepsiCo, Inc.	950,760

		2,134,460

Machinery & Heavy Equipment (1.5%)
13,000	Thermo Electron Corp.[1]	588,770

Misc. Electrical Machinery, Equipment, & Supplies (3.1%)
32,800	General Electric Co.	1,220,488

Semiconductors (2.7%)
74,200	LSI Logic Corp.[1]	667,800
21,100	STMicroelectronics N.V.	388,240

		1,056,040

Total Manufacturing		8,810,178

Medical Supplies & Equipment (1.5%)
11,100	Medtronic, Inc.	593,961

Oil & Gas (9.5%)
34,400	Dresser-Rand Group, Inc.[1]	841,768
7,500	ENSCO International, Inc.	375,450
9,700	ONEOK, Inc.	418,264
16,200	Questar Corp.	1,345,410
29,900	The Williams Companies, Inc.	780,988

		3,761,880

See accompanying notes.	14	CRM Funds

CRM FUNDS

CRM MID/LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006 (Unaudited)

Shares		Market Value
Services (5.1%)
Business Services (4.1%)
37,300	First Data Corp.	$951,896
9,100	Manpower, Inc.	681,863

		1,633,759

Engineering & R/D Services (1.0%)
9,200	URS Corp.[1]	394,220

Total Services		2,027,979

Wholesale & Retail Trade (7.0%)
Retail Apparel & Accessory Stores (2.3%)
22,000	Tween Brands, Inc.[1]	878,460

Retail Eating & Drinking Places (1.5%)
10,300	Yum! Brands, Inc.	605,640

Specialty Retail Stores (1.7%)
17,900	School Specialty, Inc.[1]	671,071

Wholesale Miscellaneous (1.5%)
12,600	Genuine Parts Co.	597,618

Total Wholesale & Retail Trade		2,752,789

Total Common Stock (Cost $33,012,517)		36,196,188

Short-Term Investments (4.2%)
827,467	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	827,467
827,466	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	827,466

Total Short-Term Investments (Cost $1,654,933)		1,654,933

Par/Shares		Market Value
Exchange-Traded Funds (1.9%)
12,700	streetTRACKS KBW Bank ETF
(Cost $703,473)		$739,775

U.S. Treasury Obligations (2.4%)
$ 200,000	U.S. Treasury Bills, 4.77%, 01/04/07	199,976
200,000	U.S. Treasury Bills, 4.77%, 01/11/07	199,802
200,000	U.S. Treasury Bills, 4.76%, 01/18/07	199,611
200,000	U.S. Treasury Bills, 4.67%, 01/25/07	199,431
50,000	U.S. Treasury Bills, 4.95%, 02/15/07	49,713
50,000	U.S. Treasury Bills, 5.05%, 03/08/07	49,569
50,000	U.S. Treasury Bills, 5.05%, 05/24/07	49,044

Total U.S. Treasury Obligations (Cost $946,848)		947,146

Total Investments (100.0%) (Cost $36,317,771)		$39,538,042

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.

See accompanying notes.	15	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006 (Unaudited)

Shares		Market Value
Common Stock (82.9%)
Aerospace & Defense (1.9%)
2,600	Goodrich Corp.	$ 118,430

Computer Services (3.3%)
2,300	CACI International, Inc. — Class A1	129,950
4,000	Parametric Technology Corp.[1]	72,080

		202,030

Consumer Discretionary (1.9%)
Media (1.9%)
2,600	Viacom, Inc. — Class A1	106,626
200	Viacom, Inc. — Class B1	8,206

		114,832

Consumer Products (2.0%)
2,600	Central Garden & Pet Co.[1]	125,892

Electric, Gas, Water, & Utilities (3.5%)
2,900	PPL Corp.	103,936
4,000	Southern Union Co.	111,800

		215,736

Entertainment & Leisure (2.4%)
4,300	The Walt Disney Co.	147,361

Finance & Insurance (15.2%)
Insurance Carriers (7.2%)
11,500	American Equity Investment Life Holdings Co.	149,845
4,300	Aon Corp.	151,962
1,900	MBIA, Inc.	138,814

		440,621

Savings, Credit, & Other Financial Institutions (6.0%)
2,900	Brookfield Asset Management, Inc. — Class A	139,722
2,000	Freddie Mac	135,800
2,200	People’s Bank	98,164

		373,686

Security & Commodity Brokers, Dealers, & Services (2.0%)
5,600	E*TRADE Financial Corp.[1]	125,552

Total Finance & Insurance		939,859

Healthcare (6.5%)
Health Care Providers & Service (2.0%)
1,600	WellPoint, Inc.[1]	125,904

Healthcare-Supplies (4.5%)
2,000	C.R. Bard, Inc.	165,940
1,700	Millipore Corp.[1]	113,220

		279,160

Total Healthcare		405,064

Manufacturing (24.3%)
Chemical & Allied Products (4.3%)
3,400	Airgas, Inc.	137,768
5,200	Rockwood Holdings, Inc.[1]	131,352

		269,120

Shares		Market Value
Manufacturing (continued)
Diversified Manufacturing Industries (1.7%)
3,400	Tyco International, Ltd.	$ 103,360

Diversified-Industrial Products (2.0%)
1,300	Textron, Inc.	121,901

Electronic Components & Equipment (2.3%)
3,400	NCR Corp.[1]	145,384

Food & Beverage (6.0%)
4,800	Lance, Inc.	96,384
1,700	Nestle SA, ADR[2]	151,300
2,500	Ralcorp Holdings, Inc.[1]	127,225

		374,909

Misc. Electrical Machinery, Equipment, & Supplies (2.6%)
4,400	General Electric Co.	163,724

Misc. Industrial Machinery & Equipment (1.9%)
2,900	Kaydon Corp.	115,246

Semiconductors (3.5%)
5,800	Brooks Automation, Inc.[1]	83,520
14,700	LSI Logic Corp.[1]	132,300

		215,820

Total Manufacturing		1,509,464

Oil & Gas (6.2%)
3,000	Halliburton Co.	93,150
2,900	ONEOK, Inc.	125,048
2,000	Questar Corp.	166,100

		384,298

Retail & Merchandising (1.9%)
2,600	Wal-Mart Stores, Inc.	120,068

Services (5.1%)
Business Services (1.7%)
1,400	Manpower, Inc.	104,902

Engineering & R/D Services (1.9%)
2,700	URS Corp.[1]	115,695

Telecommunications Services (1.5%)
5,000	Sprint NextelCorp.	94,450

Total Services		315,047

Technology (2.2%)
22,000	SkillSoft PLC, ADR[1,2]	136,620

Wholesale & Retail Trade (6.5%)
Retail Apparel & Accessory Stores (2.1%)
8,400	Quicksilver, Inc.[1]	132,300

Retail Eating & Drinking Places (2.2%)
2,300	Yum! Brands, Inc.	135,240

Specialty Retail Stores (2.2%)
4,600	Dollar Tree Stores, Inc.[1]	138,460

Total Wholesale & Retail Trade		406,000

Total Common Stock (Cost $5,049,085)		5,140,701

See accompanying notes.	16	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2006 (Unaudited)

Shares		Market Value
Exchange-Traded Funds (4.0%)
1,000	iShares Russell 3000 Value Index Fund	$ 107,790
1,000	Large Cap SPDR Trust Series	141,690

Total Exchange-Traded Funds (Cost $241,979)		249,480

Short-Term Investments (3.4%)
105,143	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	105,143
105,143	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	105,143

Total Short-Term Investments (Cost $210,286)		210,286

Par		Market Value
U.S. Treasury Obligations (9.7%)
$100,000	U.S. Treasury Bills, 4.81%, 01/04/07	$ 99,988
200,000	U.S. Treasury Bills, 4.76%, 01/11/07	199,801
150,000	U.S. Treasury Bills, 4.80%, 01/18/07	149,708
150,000	U.S. Treasury Bills, 4.70%, 01/25/07	149,575

Total U.S. Treasury Obligations (Cost $598,894)		599,072

Total Investments (100.0%) (Cost $6,100,244)		$6,199,539

[1]	Non-incoming producing security.
[2]	ADR — American Depository Receipt.

See accompanying notes.	17	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund
ASSETS:
Investments
Investments, at cost	$710,225,296	$52,005,034	$2,963,030,658	$36,317,771	$6,100,244
Net unrealized appreciation	154,517,423	9,501,469	462,248,443	3,220,271	99,295

Total investments, at value	864,742,719	61,506,503	3,425,279,101	39,538,042	6,199,539
Securities lending collateral	170,930,138	21,133,970	791,846,943	—	—
Receivable for Fund shares sold	3,184,041	29,864	11,343,272	7,825	—
Receivable for securities sold	4,848,517	2,260,493	8,378,001	101,120	—
Receivable from advisor	—	—	—	—	15,923
Dividends and interest receivable	666,049	44,247	4,048,348	33,452	8,549
Other assets	30,625	2,182	107,579	18,273	75

Total assets	1,044,402,089	84,977,259	4,241,003,244	39,698,712	6,224,086

LIABILITIES:
Obligation to return securities lending collateral	170,930,138	21,133,970	791,846,943	—	—
Payable for Fund shares redeemed	4,123,934	1,976,184	3,032,837	—	—
Payable for securities purchased	6,228,773	86,378	10,726,902	299,132	—
Accrued management fee	547,582	41,923	2,017,456	10,260	—
Other accrued expenses	185,520	74,654	595,803	56,836	24,263

Total liabilities	182,015,947	23,313,109	808,219,941	366,228	24,263

NET ASSETS	$862,386,142	$61,664,150	$3,432,783,303	$39,332,484	$6,199,823

COMPONENTS OF NET ASSETS
Paid-in capital	$707,416,576	$50,993,442	$2,956,968,301	$36,104,606	$6,090,769
Undistributed net investment income (accumulated loss)	—	(82,896)	66,695	5,093	91
Accumulated net realized gain on investments	452,143	1,252,135	13,499,864	2,514	9,668
Net unrealized appreciation of investments	154,517,423	9,501,469	462,248,443	3,220,271	99,295

NET ASSETS	$862,386,142	$61,664,150	$3,432,783,303	$39,332,484	$6,199,823

NET ASSETS BY SHARE CLASS
Investor Shares	$288,374,882	$30,159,667	$1,378,405,956	$22,969,091	$3,868,769
Institutional Shares	574,011,260	31,478,351	2,054,377,347	16,337,686	2,305,327
Advisor Shares	—	26,132	—	25,707	25,727

NET ASSETS	$862,386,142	$61,664,150	$3,432,783,303	$39,332,484	$6,199,823

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	11,357,888	2,186,273	46,854,889	1,985,309	376,445
Institutional Shares	21,683,320	2,270,944	68,855,730	1,410,098	224,281
Advisor Shares	—	1,895	—	2,222	2,503

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$25.39	$13.80	$29.42	$11.57	$10.28
Institutional Shares	$26.47	$13.86	$29.84	$11.59	$10.28
Advisor Shares	$—	$13.79	$—	$11.57	$10.28

See accompanying notes.	18	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund[1]
INVESTMENT INCOME
Dividends	$4,838,776	$303,332	$22,974,577	$232,188	$17,738
Interest	11,252	17,248	1,628,559	16,650	4,548
Securities lending income	54,859	20,326	400,374	—	—
Foreign tax withheld	—	(870)	(54,918)	—	(43)

Total investment income	4,904,887	340,036	24,948,592	248,838	22,243

EXPENSES
Investment advisory fees	3,131,883	241,466	11,021,483	112,903	9,012
Administration and accounting fees	181,412	24,314	517,319	37,647	13,557
Custody fees	34,400	9,427	112,212	17,354	3,242
Transfer agent fees	70,832	39,652	492,414	33,903	16,657
Shareholder reports	55,131	3,795	300,728	2,838	138
Shareholder services — Investor Shares	361,783	35,455	1,564,385	21,016	1,430
Trustee fees and expenses	34,806	19,180	67,790	18,351	11
Compliance services	7,441	562	26,425	168	21
Distribution fees — Advisor Shares	—	24	—	24	24
Registration fees	27,339	26,952	138,401	15,365	4,932
Professional fees	64,986	20,681	174,160	9,839	5,102
Miscellaneous	22,677	1,424	66,859	2,176	1,957

Total expenses	3,992,690	422,932	14,482,176	271,584	56,083
Expenses waived/reimbursed	—	—	—	(62,373)	(42,771)

Net expenses	3,992,690	422,932	14,482,176	209,211	13,312

NET INVESTMENT INCOME (LOSS)	912,197	(82,896)	10,466,416	39,627	8,931

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	5,438,908	2,332,084	35,793,432	203,201	13,279
Net increase in unrealized appreciation (depreciation) on investments	74,889,360	5,426,092	293,966,572	3,304,549	99,295

Net realized and unrealized gain on investments	80,328,268	7,758,176	329,760,004	3,507,750	112,574

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,240,465	$7,675,280	$340,226,420	$3,547,377	$121,505

[1]	For the period October 24, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes.	19	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006
NET ASSETS — BEGINNING OF PERIOD	$824,056,732	$732,413,937

OPERATIONS
Net investment income (loss)	912,197	(589,727)
Net realized gain from investments	5,438,908	148,070,807
Net increase (decrease) in unrealized appreciation (depreciation) on investments	74,889,360	(42,362,710)

Net increase in net assets resulting from operations	81,240,465	105,118,370

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(328,508)	—
Net investment income — Institutional Shares	(583,689)	—
Net realized gains on investments — Investor Shares	(37,871,242)	(35,616,642)
Net realized gains on investments — Institutional Shares	(72,586,970)	(59,467,525)

Total distributions to shareholders	(111,370,409)	(95,084,167)

CAPITAL SHARE TRANSACTIONS
Sale of shares	64,596,554	131,558,082
Reinvestment of distributions	103,314,595	86,693,536
Redemption of shares	(99,451,795)	(136,643,026)

Net increase from Capital share transactions	68,459,354	81,608,592

Total increase in net assets	38,329,410	91,642,795

NET ASSETS — END OF PERIOD	$862,386,142	$824,056,732

Undistributed net investment income	$—	$—

See accompanying notes.	20	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006
NET ASSETS — BEGINNING OF PERIOD	$61,402,626	$32,150,835

OPERATIONS
Net investment loss	(82,896)	(133,805)
Net realized gain from investments	2,332,084	3,221,725
Net increase in unrealized appreciation (depreciation) of investments	5,426,092	3,109,352

Net increase in net assets resulting from operations	7,675,280	6,197,272

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	—	(23,567)
Net investment income — Institutional Shares	—	(75,195)
Net realized gains on investments — Investor Shares	(2,058,677)	(205,308)
Net realized gains on investments — Institutional Shares	(1,739,914)	(223,049)
Net realized gains on investments — Advisor Shares	(1,513)	—

Total distributions to shareholders	(3,800,104)	(527,119)

CAPITAL SHARE TRANSACTIONS
Sale of shares	4,438,110	33,079,243
Reinvestment of distributions	3,738,357	506,512
Redemption of shares	(11,790,119)	(10,004,117)

Net increase (decrease) from Capital share transactions	(3,613,652)	23,581,638

Total increase in net assets	261,524	29,251,791

NET ASSETS — END OF PERIOD	$61,664,150	$61,402,626

Accumulated net investment loss	$(82,896)	$—

See accompanying notes.	21	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006
NET ASSETS — BEGINNING OF PERIOD	$2,905,546,604	$1,674,806,778

OPERATIONS
Net investment income	10,466,416	12,112,717
Net realized gain from investments	35,793,432	202,623,404
Net increase in unrealized appreciation (depreciation) of investments	293,966,572	12,996,979

Net increase in net assets resulting from operations	340,226,420	227,733,100

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(5,989,695)	(4,359,407)
Net investment income — Institutional Shares	(12,715,879)	(11,504,448)
Net realized gains on investments — Investor Shares	(73,349,512)	(20,479,016)
Net realized gains on investments — Institutional Shares	(107,945,417)	(40,163,074)

Total distributions to shareholders	(200,000,503)	(76,505,945)

CAPITAL SHARE TRANSACTIONS
Sale of shares	483,153,270	1,574,904,748
Reinvestment of distributions	179,892,445	67,056,497
Redemption of shares	(276,034,933)	(562,448,574)

Net increase from Capital share transactions	387,010,782	1,079,512,671

Total increase in net assets	527,236,699	1,230,739,826

NET ASSETS — END OF PERIOD	$3,432,783,303	$2,905,546,604

Undistributed net investment income	$66,695	$8,305,853

See accompanying notes.	22	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid/Large Cap Value Fund
	For the Six Months Ended December 31, 2006 (Unaudited)	For the Period December 1, 2005[1] through June 30, 2006
NET ASSETS — BEGINNING OF PERIOD	$10,122,336	$—

OPERATIONS
Net investment income	39,627	6,618
Net realized gain from investments	203,201	84,462
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,304,549	(84,278)

Net increase in net assets resulting from operations	3,547,377	6,802

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(14,353)	—
Net investment income — Institutional Shares	(26,844)	—
Net investment income — Advisor Shares	(18)	—
Net realized gains on investments — Investor Shares	(166,540)	—
Net realized gains on investments — Institutional Shares	(118,422)	—
Net realized gains on investments — Advisor Shares	(187)	—

Total distributions to shareholders	(326,364)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares	26,387,122	10,115,534
Reinvestment of distributions	315,200	—
Redemption of shares	(713,187)	—

Net increase from Capital share transactions	25,989,135	10,115,534

Total increase in net assets	29,210,148	10,122,336

NET ASSETS — END OF PERIOD	$39,332,484	$10,122,336

Undistributed net investment income	$5,093	$6,681

[1]	Commencement of operations.

See accompanying notes.	23	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

All Cap Value Fund
For the Period October 24, 2006[1] through December 31, 2006 (Unaudited)
NET ASSETS — BEGINNING OF PERIOD	$—

OPERATIONS
Net investment income	8,931
Net realized gain from investments	13,279
Net increase in unrealized appreciation (depreciation) of investments	99,295

Net increase in net assets resulting from operations	121,505

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Investor Shares	(4,994)
Net investment income — Institutional Shares	(3,827)
Net investment income — Advisor Shares	(19)
Net realized gains on investments — Investor Shares	(2,253)
Net realized gains on investments — Institutional Shares	(1,343)
Net realized gains on investments — Advisor Shares	(15)

Total distributions to shareholders	(12,451)

CAPITAL SHARE TRANSACTIONS
Sale of shares	6,078,333
Reinvestment of distributions	12,436
Redemption of shares	—

Net increase from Capital share transactions	6,090,769

Total increase in net assets	6,199,823

NET ASSETS — END OF PERIOD	$6,199,823

Undistributed net investment income	$91

[1]	Commencement of operations.

See accompanying notes.	24	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Fiscal Years Ended June 30,
			2006[1]	2005[1]		2004[1]		2003[1]	2002[1]
Net Asset Value — Beginning of Period	$26.56		$26.41	$26.34		$19.77		$21.00	$21.93

Investment operations:
Net investment income (loss)[2]	0.01		(0.06)	(0.10)		(0.14)		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	2.64		3.73	2.53		6.71		(0.52)	0.66

Total from investment operations	2.65		3.67	2.43		6.57		(0.59)	0.65

Distributions to shareholders:
From net investment income	(0.03)		—	—		—		(0.02)	(0.10)
From net realized gains on investments	(3.79)		(3.52)	(2.36)		—		(0.62)	(1.48)

Total distributions to shareholders	(3.82)		(3.52)	(2.36)		—		(0.64)	(1.58)

Net Asset Value — End of Period	$25.39		$26.56	$26.41		$26.34		$19.77	$21.00

Total Return	10.10%	[3]	14.27%	9.46%		33.23%		(2.26)%	3.21%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.12%	[4]	1.14%	1.22%	[5]	1.22%	[5]	1.27% [5]	1.26% [5]
Net investment income (loss)	0.05%	[4]	(0.23)%	(0.40)%	[5]	(0.58)%	[5]	(0.39)% [5]	(0.05)% [5]
Portfolio turnover rate	39%	[3]	80%	84%	[5]	77%	[5]	74% [5]	61% [5]
Net Assets at the end of period (000’s omitted)	$288,375		$294,362	$273,817		$282,119		$181,296	$215,820

[1]

Effective September 30, 2005, CRM Small Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	25	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Fiscal Years Ended June 30,
			2006[1]	2005[1]		2004[1]		2003[1]	2002[1]
Net Asset Value — Beginning of Period	$27.58		$27.23	$27.03		$20.24		$21.42	$22.29

Investment operations:
Net investment income (loss)[2]	0.04		0.01	(0.04)		(0.08)		(0.03)	0.04
Net realized and unrealized gain (loss) on investments	2.75		3.86	2.60		6.87		(0.51)	0.67

Total from investment operations	2.79		3.87	2.56		6.79		(0.54)	0.71

Distributions to shareholders:
From net investment income	(0.11)		—	—		—		(0.02)	(0.10)
From net realized gains on investments	(3.79)		(3.52)	(2.36)		—		(0.62)	(1.48)

Total distributions to shareholders	(3.90)		(3.52)	(2.36)		—		(0.64)	(1.58)

Net Asset Value — End of Period	$26.47		$27.58	$27.23		$27.03		$20.24	$21.42

Total Return	10.22%	[3]	14.60%	9.71%		33.55%		(1.98)%	3.43%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.87%	[4]	0.89%	0.97%	[5]	0.97%	[5]	1.02% [5]	1.00%	[5]
Net investment income (loss)	0.31%	[4]	0.02%	(0.15)%	[5]	(0.32)%	[5]	(0.15)% [5]	0.22%	[5]
Portfolio turnover rate	39%	[3]	80%	84%	[5]	77%	[5]	74% [5]	61%	[5]
Net Assets at the end of period (000’s omitted)	$574,011		$529,694	$458,596		$361,660		$197,955	$198,131

[1]

Effective September 30, 2005, CRM Small Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	26	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Fiscal Year Ended June 30, 2006[2]	For the Period September 1, 2004[1] through June 30, 2005[2]
Net Asset Value — Beginning of Period	$13.00		$11.57	$10.00

Investment operations:
Net investment income (loss)[3]	(0.03)		(0.05)	0.12
Net realized and unrealized gain on investments	1.68		1.59	1.45

Total from investment operations	1.65		1.54	1.57

Distributions to shareholders:
From net investment income	—		(0.01)	—
From net realized gains on investments	(0.85)		(0.10)	—

Total distributions to shareholders	(0.85)		(0.11)	—

Net Asset Value — End of Period	$13.80		$13.00	$11.57

Total Return	12.65%	[4]	13.33%	15.70%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.46%	[5]	1.47%	1.50%	[5,6]
Expenses, excluding reimbursement/waiver	1.46%	[5]	1.48%	2.59%	[5,6]
Net investment income (loss)	(0.38)%	[5]	(0.38)%	1.28%	[5,6]
Portfolio turnover rate	37%	[4]	109%	71%	[4,6]
Net Assets at the end of period (000’s omitted)	$30,160		$25,926	$25,566

[1]	Inception of Investor Share class.

[2]

Effective September 30, 2005, CRM Small/Mid Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	27	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Fiscal Year Ended June 30, 2006[2]	For the Period September 1, 2004[1] through June 30, 2005[2]
Net Asset Value — Beginning of Period	$13.05		$11.60	$10.00

Investment operations:
Net investment income (loss)[3]	(0.01)		(0.01)	0.04
Net realized and unrealized gain on investments	1.67		1.59	1.56

Total from investment operations	1.66		1.58	1.60

Distributions to shareholders:
From net investment income	—		(0.03)	—
From net realized gains on investments	(0.85)		(0.10)	—

Total distributions to shareholders	(0.85)		(0.13)	—

Net Asset Value — End of Period	$13.86		$13.05	$11.60

Total Return	12.68%	[4]	13.67%	16.00%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.21%	[5]	1.22%	1.25%	[5,6]
Expenses, excluding reimbursement/waiver	1.21%	[5]	1.22%	3.22%	[5,6]
Net investment income (loss)	(0.16)%	[5]	(0.12)%	0.58%	[5,6]
Portfolio turnover rate	37%	[4]	109%	71%	[4,6]
Net Assets at the end of period (000’s omitted)	$31,478		$35,476	$6,584

[1]	Inception of Institutional Share class.

[2]

Effective September 30, 2005, CRM Small/Mid Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.
[6]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	28	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Advisor Shares
	For the Period October 24, 2006[1] through December 31, 2006 (Unaudited)
Net Asset Value — Beginning of Period	$14.00

Investment operations:
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments	0.65

Total from investment operations	0.64

Distributions to shareholders:
From net investment income	—
From net realized gains on investments	(0.85)

Total distributions to shareholders	(0.85)

Net Asset Value — End of Period	$13.79

Total Return	4.53%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.71%	[4]
Expenses, excluding reimbursement/waiver	1.71%	[4]
Net investment loss	(0.51%	)[4]
Portfolio turnover rate	37%	[3,5]
Net Assets at the end of period (000’s omitted)	$26

[1]	Inception of Advisor Share class.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]	Represents the portfolio turnover rate for the Fund for the six months ended December 31, 2006.

See accompanying notes.	29	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Fiscal Years Ended June 30,
			2006[1]	2005[1]		2004[1]		2003[1]		2002[1]
Net Asset Value — Beginning of Period	$28.07		$26.08	$23.73		$17.57		$17.85		$18.15

Investment operations:
Net investment income (loss)	0.08	[2]	0.10 [2]	0.33	[2]	(0.02)[2]		0.01		(0.04)[2]
Net realized and unrealized gain (loss) on investments	3.07		2.86	3.17		6.20		(0.21)		0.92

Total from investment operations	3.15		2.96	3.50		6.18		(0.20)		0.88

Distributions to shareholders:
From net investment income	(0.14)		(0.17)	(0.09)		(0.02)		—		(0.03)
From net realized gains on investments	(1.66)		(0.80)	(1.06)		—		(0.08)		(1.15)

Total distributions to shareholders	(1.80)		(0.97)	(1.15)		(0.02)		(0.08)		(1.18)

Net Asset Value — End of Period	$29.42		$28.07	$26.08		$23.73		$17.57		$17.85

Total Return	11.20%	[3]	11.55%	14.90%		35.22%		(1.07)%		4.82%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.08%	[4]	1.08%	1.20%	[5]	1.28%	[5]	1.37%	[5]	1.37%	[5]
Expenses, excluding reimbursement/waiver	1.08%	[4]	1.08%	1.20%	[5]	1.28%	[5]	1.40%	[5]	1.43%	[5]
Net investment income (loss)	0.52%	[4]	0.38%	1.31%	[5]	(0.10)%	[5]	0.04%	[5]	(0.25)%	[5]
Portfolio turnover rate	47%	[3]	110%	112%	[5]	152%	[5]	142%	[5]	143%	[5]
Net Assets at the end of period (000’s omitted)	$1,378,406		$1,136,565	$632,006		$136,994		$42,554		$48,086

[1]

Effective September 30, 2005, CRM Mid Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.
[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	30	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Fiscal Years Ended June 30,
			2006[1]	2005[1]		2004[1]		2003[1]		2002[1]
Net Asset Value — Beginning of Period	$28.47		$26.43	$23.97		$17.70		$17.93		$18.19

Investment operations:
Net investment income	0.11	[2]	0.17 [2]	0.37	[2]	0.03	[2]	0.04		—	[2]
Net realized and unrealized gain (loss) on investments	3.12		2.90	3.24		6.26		(0.19)		0.92

Total from investment operations	3.23		3.07	3.61		6.29		(0.15)		0.92

Distributions to shareholders:
From net investment income	(0.20)		(0.23)	(0.09)		(0.02)		—		(0.03)
From net realized gains on investments	(1.66)		(0.80)	(1.06)		—		(0.08)		(1.15)

Total distributions to shareholders	(1.86)		(1.03)	(1.15)		(0.02)		(0.08)		(1.18)

Net Asset Value — End of Period	$29.84		$28.47	$26.43		$23.97		$17.70		$17.93

Total Return	11.33%	[3]	11.82%	15.22%		35.58%		(0.78)%		5.04%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.83%	[4]	0.83%	0.95%	[5]	1.01%	[5]	1.12%	[5]	1.14%	[5]
Expenses, excluding reimbursement/waiver	0.83%	[4]	0.83%	0.95%	[5]	1.01%	[5]	1.12%	[5]	1.16%	[5]
Net investment income	0.75%	[4]	0.63%	1.56%	[5]	0.16%	[5]	0.29%	[5]	0.03%	[5]
Portfolio turnover rate	47%	[3]	110%	112%	[5]	152%	[5]	142%	[5]	143%	[5]
Net Assets at the end of period (000’s omitted)	$2,054,377		$1,768,982	$1,028,600		$337,365		$125,891		$94,391

[1]

Effective September 30, 2005, CRM Mid Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.
[5]

For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	31	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid/Large Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Period December 1, 2005[1] through June 30, 2006
Net Asset Value — Beginning of Period	$10.48		$10.00

Investment operations:
Net investment income[2]	0.01		—
Net realized and unrealized gain on investments	1.17		0.48

Total from investment operations	1.18		0.48

Distributions to shareholders:
From net investment income	(0.01)		—
From net realized gains on investments	(0.08)		—

Total distributions to shareholders	(0.09)		—

Net Asset Value — End of Period	$11.57		$10.48

Total Return	11.27%	[3]	4.80%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	[4]	1.50%	[4]
Expenses, excluding reimbursement/waiver	1.89%	[4]	6.26%	[4]
Net investment income	0.15%	[4]	0.03%	[4]
Portfolio turnover rate	69%	[3]	101%	[3]
Net Assets at the end of period (000’s omitted)	$22,969		$2,243

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	32	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid/Large Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2006 (Unaudited)		For the Period December 1, 2005[1] through June 30, 2006
Net Asset Value — Beginning of Period	$10.50		$10.00

Investment operations:
Net investment income[2]	0.02		0.02
Net realized and unrealized gain on investments	1.17		0.48

Total from investment operations	1.19		0.50

Distributions to shareholders:
From net investment income	(0.02)		—
From net realized gains on investments	(0.08)		—

Total distributions to shareholders	(0.10)		—

Net Asset Value — End of Period	$11.59		$10.50

Total Return	11.37%	[3]	5.00%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	[4]	1.25%	[4]
Expenses, excluding reimbursement/waiver	1.70%	[4]	4.88%	[4]
Net investment income	0.40%	[4]	0.31%	[4]
Portfolio turnover rate	69%	[3]	101%	[3]
Net Assets at the end of period (000’s omitted)	$16,338		$7,880

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	33	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid/Large Cap Value Fund — Advisor Shares
	For the Period October 24, 2006[1] through December 31, 2006 (Unaudited)
Net Asset Value — Beginning of Period	$11.34

Investment operations:
Net investment loss[2]	—	[3]
Net realized and unrealized gain on investments	0.32

Total from investment operations	0.32

Distributions to shareholders:
From net investment income	(0.01)
From net realized gain on investments	(0.08)

Total distributions to shareholders	(0.09)

Net Asset Value — End of Period	$11.57

Total Return	2.85%	[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.75%	[5]
Expenses, excluding reimbursement/waiver	2.22%	[5]
Net investment loss	(0.02)[5]
Portfolio turnover rate	69%	[4,6]
Net Assets at the end of period (000’s omitted)	$26

[1]	Inception of Advisor Share class.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	Less than $0.01 per share

[4]	Not annualized.

[5]	Annualized.

[6]	Represents the portfolio turnover rate for the Fund for the six months ended December 31, 2006.

See accompanying notes.	34	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Investor Shares
	For the Period October 24, 2006[1] through December 31, 2006 (Unaudited)
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.28

Total from investment operations	0.30

Distributions to shareholders:
From net investment income	(0.01)
From net realized gains on investments	(0.01)

Total distributions to shareholders	(0.02)

Net Asset Value — End of Period	$10.28

Total Return	2.99%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	[4]
Expenses, excluding reimbursement/waiver	6.06%	[4]
Net investment income	0.91%	[4]
Portfolio turnover rate	2%	[3]
Net Assets at the end of period (000’s omitted)	$3,869

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	35	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Institutional Shares
	For the Period October 24, 2006[1] through December 31, 2006 (Unaudited)
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.29

Total from investment operations	0.31

Distributions to shareholders:
From net investment income	(0.02)
From net realized gains on investments	(0.01)

Total distributions to shareholders	(0.03)

Net Asset Value — End of Period	$10.28

Total Return	3.03%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	[4]
Expenses, excluding reimbursement/waiver	5.68%	[4]
Net investment income	0.99%	[4]
Portfolio turnover rate	2%	[3]
Net Assets at the end of period (000’s omitted)	$2,305

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	36	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Advisor Shares
	For the Period October 24, 2006[1] through December 31, 2006 (Unaudited)
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.01
Net realized and unrealized gain on investments	0.29

Total from investment operations	0.30

Distributions to shareholders:
From net investment income	(0.01)
From net realized gains on investments	(0.01)

Total distributions to shareholders	(0.02)

Net Asset Value — End of Period	$10.28

Total Return	2.94%	[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.75%	[4]
Expenses, excluding reimbursement/waiver	6.37%	[4]
Net investment income	0.63%	[4]
Portfolio turnover rate	2%	[3]
Net Assets at the end of period (000’s omitted)	$26

[1]	Inception of Advisor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	37	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”) and CRM Mid Cap Value Fund (“Mid Cap Value Fund”) (each, an “Original Fund” and collectively, the “Original Funds”) are series of CRM Mutual Fund Trust (the “Trust”). CRM Mid/Large Cap Value Fund (“Mid/Large Cap Value Fund”), which commenced operations on December 1, 2005, and CRM All Cap Value Fund (“All Cap Value Fund”), and collectively with Mid/Large Cap Value Fund, (the “Additional Funds”), which commenced operations on October 24, 2006, are additional series of the Trust. Each Original Fund and each Additional Fund are referred to herein as a “Fund” and are referred to collectively as the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Effective September 30, 2005, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), each Original Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (each a “Predecessor Fund”). The shareholders of each Predecessor Fund received shares of the corresponding Original Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of their shares in the Predecessor Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Original Fund reflected the historical basis of the assets of each respective Predecessor Fund as of the date of the Reorganization. Each Predecessor Fund’s investment objectives, policies and limitations were identical to those of the respective Original Fund, which had no operations prior to September 30, 2005. For financial reporting purposes, each Predecessor Fund’s operating history prior to the Reorganization is reflected in each respective Original Fund’s financial statements and financial highlights.

Each Fund offers Investor and Institutional Shares. The Small/Mid Cap Value Fund, Mid/Large Cap Value Fund and All Cap Value Fund also offer Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Advisor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s assets, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the Nasdaq Stock Market, for which there have been sales of such securities on such day, shall be valued at the last

38	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Trustees have delegated to Cramer Rosenthal McGlynn, LLC (“CRM”), the Funds’ investment adviser, the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on

39	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the Funds based or relative net assets.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Advisory Fees and Other Transactions with Affiliates. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Mid/Large Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.25%, 1.50% and 1.75% of average daily net assets for the Institutional Class, Investor Class and Advisor Class, respectively. These undertakings will remain in place until November 1, 2010 for Small Cap Value Fund, Mid Cap Value Fund, Mid/Large Cap Value Fund and All Cap Value Fund and until November 1, 2007 for Small/Mid Cap Value Fund.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $40,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of

40	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Distribution Fees. The Board has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act authorizing each Fund to pay fees for the sale and distribution of its Advisor Shares, and for services provided to Advisor Shares shareholders to maintain shareholder accounts. Under the Distribution Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares. Currently, only the Small/MidCap Value Fund, Mid/Large Cap Value Fund and All Cap Value Fund offer Advisor Shares.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended December 31, 2006, were as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund[1]
Purchases	$316,581,101	$22,292,726	$1,567,628,735	$42,360,300	$5,344,554
Sales	360,419,897	27,824,317	1,400,022,516	18,519,179	66,769

[1]	Commencement of operations was October 24, 2006.

5.	Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

41	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	Capital Share Transactions. Transactions in shares of capital stock for the six months ended December 31, 2006 for Investor Shares, Institutional Shares and Advisor Shares are as follows.

	Investor Shares		Institutional Shares		Advisor Shares[1]
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Small Cap Value Fund
Sold	455,304	$12,370,182	1,901,170	$52,226,372	—	—
Issued on reinvestment of distributions	1,443,792	36,397,997	2,546,294	66,916,598	—	—
Redeemed	(1,622,577)	(44,061,131)	(1,969,149)	(55,390,664)	—	—

Net increase	276,519	$4,707,048	2,478,315	$63,752,306	—	—

Small/Mid Cap Value Fund
Sold	212,704	$2,852,663	113,418	$1,560,447	1,786	$25,000
Issued on reinvestment of distributions	124,824	1,727,558	144,449	2,009,286	109	1,513
Redeemed	(144,992)	(1,979,395)	(705,972)	(9,810,724)	—	—

Net increase (decrease)	192,536	$2,600,826	(448,105)	$(6,240,991)	1,895	$26,513

Mid Cap Value Fund
Sold	7,294,865	$212,868,265	9,137,254	$270,285,005	—	—
Issued on reinvestment of distributions	2,527,609	74,564,471	3,521,497	105,327,974	—	—
Redeemed	(3,451,682)	(100,429,549)	(5,934,971)	(175,605,384)	—	—

Net increase	6,370,792	$187,003,187	6,723,780	$200,007,595	—	—

Mid/Large Cap Value Fund
Sold	1,814,356	$19,342,446	651,470	$7,019,676	2,205	$25,000
Issued on reinvestment of distributions	15,138	175,906	11,959	139,089	17	205
Redeemed	(58,110)	(666,856)	(4,049)	(46,331)	—	—

Net increase	1,771,384	$18,851,496	659,380	$7,112,434	2,222	$25,205

All Cap Value Fund[1]
Sold	375,741	$3,798,228	223,778	$2,255,105	2,500	$25,000
Issued on reinvestment of distributions	704	7,233	503	5,169	3	34

Net increase	376,445	$3,805,461	224,281	$2,260,274	2,503	$25,034

[1]	Commenced operations on October 24, 2006.

42	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Transactions in shares of capital stock for the fiscal year ended June 30, 2006 for Investor Shares, Institutional Shares and Retail Shares are as follows.

	Investor Shares		Institutional Shares		Retail Shares[2]
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Small Cap Value Fund
Sold	1,572,991	$42,662,531	3,168,377	$88,895,551	—	—
Issued on reinvestment of distributions	1,294,711	33,403,553	1,992,149	53,289,983	—	—
Redeemed	(2,156,147)	(58,464,055)	(2,796,869)	(78,178,971)	—	—

Net increase	711,555	$17,602,029	2,363,657	$64,006,563	—	—

Small/Mid Cap Value Fund
Sold	287,038	$3,594,117	2,402,934	$29,485,126	—	—
Issued on reinvestment of distributions	17,382	216,414	23,264	290,098	—	—
Redeemed	(519,809)	(6,520,567)	(274,886)	(3,483,550)	—	—

Net increase (decrease)	(215,389)	$(2,710,036)	2,151,312	$26,291,674	—	—

Mid Cap Value Fund
Sold	27,280,415	$750,295,308	29,663,093	$823,856,975	28,533	$752,465
Issued on reinvestment of distributions	846,204	22,652,870	1,637,906	44,403,627	—	—
Redeemed	(11,873,005)	(322,435,328)	(8,087,360)	(224,747,718)	(572,199)	(15,265,528)

Net increase (decrease)	16,253,614	$450,512,850	23,213,639	$643,512,884	(543,666)	$(14,513,063)

Mid/Large Cap Value Fund
Sold	213,925	$2,182,757	750,718	$7,932,777	—	—

Net increase	213,925	$2,182,757	750,718	$7,932,777	—	—

[2]	The Retail Share class for the Mid Cap Value Fund was closed as of July 8, 2005 by approval of the Board of Trustees of WT Mutual Fund.

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

43	CRM Funds

CRM FUNDS

TAX INFORMATION (Unaudited)

The tax character of distributions paid during the six months ended December 31, 2006 and the fiscal year ended June 30, 2006 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund[1]
Six Months ended December 31, 2006
Ordinary income	$25,778,425	$2,546,406	$84,137,455	$326,364	$12,451
Long-term capital gain	85,591,984	1,253,698	115,863,048	—	—

Total distributions	$111,370,409	$3,800,104	$200,000,503	$326,364	$12,451

Fiscal year ended June 30, 2006
Ordinary income	$44,191,993	$392,011	$27,625,386	$—	$—
Long-term capital gain	50,892,174	135,108	48,880,559	—	—

Total distributions	$95,084,167	$527,119	$76,505,945	$—	$—

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at December 31, 2006 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Mid/Large Cap Value Fund	All Cap Value Fund[1]
Tax cost of investments	$712,989,401	$52,245,452	$2,974,547,292	$36,454,662	$6,100,244

Gross unrealized appreciation	$159,040,221	$9,384,852	$465,534,575	$3,116,532	$153,051
Gross unrealized depreciation	(7,286,903)	(123,801)	(14,802,767)	(33,152)	(53,756)

Net unrealized appreciation on investments	$151,753,318	$9,261,051	$450,731,808	$3,083,380	$99,295

[1]	Commencement of operations was October 24, 2006.

The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year end. Accordingly, the tax basis balances have not been determined at December 31, 2006.

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

44	CRM Funds

CRM FUNDS (Unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

45	CRM Funds

CRM FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR ALL CAP VALUE FUND (Unaudited)

At a Board meeting held on August 22, 2006, the Board of Trustees of the Trust (the “Board”) considered the approval of the proposed Investment Advisory Agreement between the Trust and CRM with respect to All Cap Value Fund.

CRM explained to the Board that it proposed to follow for All Cap Value Fund an all cap value strategy similar to that already used by CRM for an institutional separate account (the “Institutional Separate Account”). CRM described its experience implementing the all cap value strategy for the Institutional Separate Account and the returns achieved, and reviewed the portfolio of the Institutional Separate Account.

In determining whether to approve the Investment Advisory Agreement with respect to All Cap Value Fund, the Board, including all of the Independent Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) a report comparing the investment performance of the Institutional Separate Account to its applicable benchmark index; and (3) a report based on information provided by Morningstar comparing All Cap Value Fund’s proposed advisory fee and anticipated expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the other series of the Trust and proposed to be provided to All Cap Value Fund; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the proposed advisory fee arrangements with CRM and other advisory accounts with similar investment objectives and strategies managed by CRM; (vii) CRM’s compliance procedures; and (viii) an analysis of the expected profits of CRM related to its proposed services to All Cap Value Fund.

After discussion, the Board, including all of the Independent Trustees, concluded that CRM had the capabilities, resources, and personnel necessary to advise All Cap Value Fund, and based on the services that CRM proposed to provide to All Cap Value Fund pursuant to the Investment Advisory Agreement and the expenses CRM estimated it would incur in performing these services, the proposed compensation for CRM was fair and equitable.

In reaching these conclusions, the Board did not identify any single factor as determinative or controlling. Among the factors considered, the Board examined the nature, extent and quality of services provided by CRM to the other series of the Trust, and the quality and size of CRM’s professional portfolio management team. The Board discussed the experience and qualifications of CRM’s investment management team, CRM’s compliance programs, and its dealings with CRM and noted that CRM had cooperated in all respects with the Board’s requests for information.

In reaching these conclusions, the Board compared the advisory fee proposed to be paid by All Cap Value Fund with advisory fees being paid by other mutual funds. The Board noted that based on the information provided, the proposed investment advisory fee for All Cap Value Fund of 0.95% of the Fund’s average daily net assets up to and including $1 billion, 0.90% of the Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.85% of the Fund’s average daily net assets over $2 billion, was, at asset levels of $2 billion or

46	CRM Funds

CRM FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR ALL CAP VALUE FUND (Unaudited) (Continued)

less, higher than the average advisory fee of 0.86% paid by other mutual funds with similar investment objectives and strategies. The Board determined that the proposed investment advisory fee for All Cap Value Fund was reasonable compared to the fees paid by other mutual funds as presented in the materials because of the additional costs of implementing CRM’s proprietary value strategy, including the costs of the extensive company research and analysis conducted by CRM in order to effectively implement the all cap value strategy, in which CRM may select compelling opportunities developed by CRM regardless of the market cap of the companies involved. The Board also noted that, based on the information provided, the proposed advisory fee for All Cap Value Fund was higher than the advisory fee paid by the Institutional Separate Account, but determined that the level of the proposed advisory fee for All Cap Value Fund was reasonable as compared to the advisory fee paid by the Institutional Separate Account because (1) the Institutional Separate Account was the first account managed by CRM with an all cap value strategy and thus enabled CRM to refine and test this strategy, and (2) CRM proposed to provide to All Cap Value Fund additional administrative and compliance services beyond those provided to the Institutional Separate Account by CRM.

The Board also compared the proposed advisory fee for All Cap Value Fund to the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Mid/Large Cap Value Fund of 0.75% of each Fund’s average daily net assets up to and including $1 billion, 0.70% of each Fund’s average daily net assets over $1 billion and up to and including $2 billion, and 0.65% of each Fund’s average daily net assets over $2 billion. Based on the information provided, the Board concluded that the proposed advisory fee for All Cap Value Fund was reasonable in comparison to the advisory fees paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Mid/Large Cap Value Fund. In this regard, the Board noted that the additional work and analysis required to allocate All Cap Value Fund’s assets across different market cap levels, the participation of CRM’s most experienced investment personnel in managing the Fund, and the all cap value strategy’s opportunity to select compelling opportunities developed by CRM regardless of the market cap of the companies involved, among other things, supported the proposed fee for All Cap Value Fund.

The Board also considered the proposed net annual operating expenses to be paid by each class of All Cap Value Fund and the gross expenses of other comparable funds. The Board considered CRM’s willingness under a proposed expense limitation agreement between CRM and the Trust with respect to All Cap Value Fund to waive a portion of its fees and assume certain portfolio expenses through November 1, 2010, to the extent that the total annual operating expenses, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of the average daily net assets of Institutional Shares of All Cap Value Fund, 1.50% of the average daily net assets of Investor Shares of All Cap Value Fund, and 1.75% of the average daily net assets of Advisor Shares of All Cap Value Fund. The Board noted that, based on the information provided, the proposed net annual operating expenses of 1.25% of the average daily net assets of Institutional Shares of All Cap Value Fund were in line with, or slightly higher than, the average gross expenses paid by other mutual funds with similar investment objectives and strategies that did not pay a distribution or shareholder servicing fee. The Board noted that, based on the information provided, the proposed net annual operating expenses of 1.50% of the average daily net assets of Investor Shares of All Cap Value Fund also were in line with, or slightly higher than, the average gross expenses paid by other mutual funds with similar investment objectives and strategies that pay a distribution or shareholder servicing fee of 0.25% of average daily net assets. The Board noted that, based on the information provided, the proposed net annual operating expenses of 1.75% of the average daily net assets of Advisor Shares

47	CRM Funds

CRM FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR ALL CAP VALUE FUND (Unaudited) (Continued)

of All Cap Value Fund were comparable to the average gross expenses paid by other mutual funds with similar investment objectives and strategies that pay a distribution fee of 0.50% of average daily net assets. The Board determined that the proposed net annual operating expenses for Institutional Shares, Investor Shares and Advisor Shares of All Cap Value Fund were reasonable compared to the fees paid by comparable funds as presented in the materials because All Cap Value Fund was in start-up mode, and that they would review the operating expenses of each class of shares of the Fund as each class grows.

The Board compared the investment performance of the Institutional Separate Account against a benchmark index since the Institutional Separate Account commenced operations on January 1, 2002. The Board noted that the Institutional Separate Account had achieved comparable performance to the benchmark index since it commenced operations. The Board also compared the performance of the Institutional Separate Account to the performance of mutual funds managed by other investment advisers in an investment strategy similar to All Cap Value Fund’s all cap value investment strategy for the calendar year ended December 31, 2005, and noted that the Institutional Separate Account achieved comparable performance to such mutual funds. Based on the information presented, the Board determined that the Institutional Separate Account’s competitive investment performance together with CRM’s experience in value investing supported approval of CRM’s proposed investment advisory fee.

The Board also analyzed CRM’s expected profits in relation to All Cap Value Fund, and determined that, based on the data provided, the expected profit to CRM for investment advisory services based on the proposed fees was reasonable. The Board noted that the benefits anticipated to be derived by CRM from managing All Cap Value Fund, including how it used soft dollars and the ways in which it proposed to conduct portfolio transactions and select brokers for All Cap Value Fund, were reasonable. The Board noted that the proposed investment advisory fee, including the proposed breakpoints, would enable All Cap Value Fund to realize economies of scale for the benefit of All Cap Value Fund shareholders as All Cap Value Fund grows.

Based on the foregoing considerations, the Board, including all of the Independent Trustees, determined that the terms of the proposed Investment Advisory Agreement were reasonable, fair, and in the best interests of All Cap Value Fund and its prospective shareholders and also concluded that the proposed fees were fair and reasonable.

48	CRM Funds

TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr., Esq.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 32nd Floor

New York, NY 10022

ADMINISTRATOR

PFPC Inc.

301 Bellevue Parkway

Wilmington, DE 19809

LEGAL COUNSEL

Bingham McCutchen LLP

Investor Information:

800-CRM-2883

www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

DECEMBER 31, 2006

CRM SMALL CAP

VALUE FUND

CRM SMALL/MID CAP

VALUE FUND

CRM MID CAP

VALUE FUND

CRM MID/LARGE CAP

VALUE FUND

CRM ALL CAP

VALUE FUND

SEMI-ANNUAL REPORT

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, Chief Executive Officer
(Principal Executive Officer)

Date 02/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, Chief Executive Officer
(Principal Executive Officer)

Date 02/26/2007

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Chief Financial Officer
(Principal Financial Officer)

Date 02/23/2007

*	Print the name and title of each signing officer under his or her signature.